UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [abstract]
Schedule of interests in unconsolidated structured entities
The table below shows the total assets of unconsolidated structured entities in which Cibest Corporate Group had an interest at the reporting date and its maximum exposure to loss in relation to those interests.
As of December 31, 2025

	Securitizations	Managed funds(1)(2)	Total
In millions of COP
Total assets of the entities	599,521	187,365,295	187,964,816
Interest in assets
Investments at fair value through profit or loss	62,813	-	62,813
Investments at fair value through other comprehensive income	8,359	-	8,359
Loans and advances to customers	-	10,301,573	10,301,573
Total assets in relation to interests in the unconsolidated structured entities	71,172	10,301,573	10,372,745
Maximum exposure	71,172	10,301,573	10,372,745
Fee income(1)	2,493	616,547	619,040
(1) The accumulated amount as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale as of December 18, 2025, which reported a total managed assets of COP 9,220,308 and fee income of COP 7,682. For more information see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations and Note 31. Discontinued Operation.
(2) During 2025, Grupo Cibest S.A. was established as the parent company. For more information, see Note 1. Reporting Entity.

As of December 31, 2024

	Securitizations	Managed funds	Total
In millions of COP
Total assets of the entities	792,368	176,591,828	177,384,196
Interest in assets
Investments at fair value through profit or loss	68,710	-	68,710
Investments at fair value through other comprehensive income	8,649	-	8,649
Loans and advances to customers	-	8,435,301	8,435,301
Total assets in relation to interests in the unconsolidated structured entities	77,359	8,435,301	8,512,660
Maximum exposure	77,359	8,435,301	8,512,660
Fee income	3,065	558,877	561,942